Assumptions Used in Accounting for Gratuity Plan (Detail) - Gratuity		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]			8.60%
Discount rate - net periodic benefit cost	[1]			8.60%
Rate of increase in compensation levels of covered employees				8.00%
Rate of return on plan assets				8.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	7.40%	6.80%
Discount rate - net periodic benefit cost	[1]	7.40%	6.80%
Rate of increase in compensation levels of covered employees		5.00%	5.00%
Rate of return on plan assets		7.00%	7.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	8.00%	8.10%
Discount rate - net periodic benefit cost	[1]	8.00%	8.10%
Rate of increase in compensation levels of covered employees		11.00%	12.00%
Rate of return on plan assets		8.00%	7.60%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.